Class K [Member] Expense Example - Class K - BLACKROCK 60/40 TARGET ALLOCATION FUND - Class K Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	$ 452